                                   NATIONWIDE(R)

                                   DC VARIABLE

                                     ACCOUNT

                                     [LOGO]

                                  Annual Report
                                       to

                      Participants and Retired Participants
                                December 31, 1996

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                                                                [LOGO]

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                                     [LOGO]



                        NATIONWIDE LIFE INSURANCE COMPANY
                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215

                                   [PICTURE]

                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company, we are pleased to bring you the 1996 annual report of the Nationwide DC Variable Account.

The U.S. economy is enjoying the rewards of a stable political system and a globally competitive business sector. These good times will last, although not all years will show the stellar performance of the last two years. 1997 may be the year in which normalcy will return.

The economic expansion has lasted six years already, and all resources are more or less fully employed. The job market in particular is showing some strains, and wages are rising a bit faster than before. Also, the competitive pressures from abroad are increasing due to a sharp rise in the exchange value of our currency. Business will be hard pressed under those conditions to continue showing above-average profit increases. For the economy as a whole, inflation has hit the low point in this business cycle and will slowly but surely be a more important variable for monetary policy.

In the last few years, and especially in 1996, our economy expanded faster than the natural rate of growth. This cannot continue without creating bottlenecks that in turn induce price increases. Either the economy will slow under its own weight or the Federal Reserve will have to step in. Some indicators point to a softening of business activity. But whether this is enough will be a close call.

Again, the long-term trend is very positive for the U.S., its business activity, and its financial markets. However, 1997 might turn out to have some more surprises than anticipated right now.

                                         /s/ Joseph J. Gasper
                                        --------------------------------------
                                         Joseph J. Gasper, President

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

CONTENTS
HOW TO READ THE ANNUAL REPORT .........................................    5
  Explanation on how to read and understand
  the various financial reports

FUND PERFORMANCES .....................................................    6


STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY ..........    8


STATEMENTS OF OPERATIONS AND CHANGES
IN CONTRACT OWNERS' EQUITY ............................................   11


NOTES TO FINANCIAL STATEMENTS .........................................   12


SCHEDULES OF CHANGES IN UNIT VALUE ....................................   21


INDEPENDENT AUDITORS' REPORT ..........................................   31



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HOW TO READ THE ANNUAL REPORT

This Annual Report is sent to all customers who own a Nationwide annuity with all or some of the funds in the Nationwide DC Variable Account (the Account). The Account is a separate account trust which offers investment options in sixty mutual funds from twenty-one mutual fund houses.

The Annual Report has three major financial sections.

Statement of Assets, Liabilities and Contract Owners' Equity

This statement, beginning on page 8, lists all the funds in the Account, the number of shares owned, the amount paid for the shares (i.e., cost) and their market value on December 31, 1996. The funds are generally presented in alphabetical order. The market value of the assets change as the underlying mutual fund shares change in value. As contract owners make exchanges between the funds, the number of shares in each fund increases and decreases. When money is deposited (withdrawn) by contract owners, shares of the mutual funds are bought (sold) by the Account. The total market value of the funds is equal to the Total investments.

Accounts receivable, if applicable, is an asset of the Account for money market fund shares or reinvested dividend shares added to the contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equals Total assets.

Accounts payable, if applicable, is a liability of the Account for money market fund shares deducted from the contract owners' accounts, but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. For a summary of Contract owners' equity by fund series turn to page 16.

Statements of Operations and Changes in Contract Owners' Equity

These statements, found on page 11, show the activity in the Account for the periods stated herein.

The Investment activity section shows the changes in unrealized gain (loss) of the mutual funds in the Account, realized gain (loss) as shares of the funds are bought (sold), mortality, expense and administration charges which are assessed through the daily unit value calculations, and dividends and capital gains earnings from the underlying mutual funds.

The Equity transactions section illustrates the receipt of purchase payments by the Account as new contracts are sold, existing contract owners deposit additional funds; and deductions from the Account when money is withdrawn, contracts are canceled, annuity benefits are paid, and annual contract maintenance charges and contingent deferred sales charges are assessed.

Net change in contract owners' equity equals Investment activity plus Equity transactions.

The Contract owners' equity at the beginning of the period plus the Net change in contract owners' equity equals the Contract owners' equity at the end of the period. Contract owners' equity at the end of the calendar year will equal the Contract owners' equity at the beginning of the next year.

Schedules of Changes in Unit Value

As a contract owner, you invest in the mutual funds offered in your annuity contract. However, you do not buy shares of the mutual fund. Instead, the Account buys shares of the fund and you in turn purchase units of the Account. The number of units you own will not change unless you contribute to or withdraw money from your account. The value of your contract can change based on the value of the units you own. For example, if you purchase 100 units at $10 per unit, the value of your contract is $1,000. If the value of the units increases to $12 per unit, your contract value increases to $1,200. Therefore, to determine the value of your account, multiply the number of units of each fund you own by the fund's unit value.

The Schedules of Changes in Unit Value, beginning on page 21, show you the unit value at the beginning of the period and at the end of the period. The percentage increase (decrease) in unit value shows how it changed in value. This is computed by subtracting the beginning unit value from the ending unit value and dividing the difference by the beginning unit value. This can be used as a measure of the performance of the funds over the three annual periods reported.

As you review the following pages of the Annual Report, the Notes to Financial Statements, beginning on page 12, will also help explain and clarify the various statements and schedules.

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

FUND PERFORMANCES
------------------------------------------------------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURN: NON-STANDARDIZED +
 PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED
------------------------------------------------------------------------------------------------------------------------------
 FUNDS**
                                                               YEAR          YEAR        3 YEARS      5 YEARS       10 YEARS*
                                                               1996          1995        1/1/94-      1/1/92-        1/1/87-
                                                                                        12/31/96     12/31/96       12/31/96
------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUNDS
AIM Constellation Fund                                        15.72%        34.88%        16.32%        15.90%        18.34%
American Century: Twentieth Century Growth Fund               13.92%        19.21%         9.84%         5.24%        12.75%
American Century: Twentieth Century Ultra Fund                12.77%        36.38%        13.66%        12.19%        19.02%
Janus Twenty Fund                                             26.64%        34.94%        16.44%        10.33%        15.47%
Mass. Investors Growth Stock Fund                             21.67%        27.13%        12.64%        11.31%        13.11%
Putnam Voyager Fund                                           11.73%        38.83%        15.56%        14.49%        16.42%

GROWTH FUNDS
AIM Weingarten Fund                                           17.12%        34.15%        15.94%         8.98%        14.21%
American Century: Twentieth Century Select Fund               18.09%        21.51%         9.34%         7.04%        11.10%
Davis New York Venture Fund                                   25.33%        39.24%        19.24%        16.91%        16.43%
Dreyfus Third Century Fund                                    23.15%        34.53%        14.95%         9.84%        12.45%
Fidelity Contrafund                                           20.78%        35.00%        16.89%        17.14%        19.14%
Fidelity Magellan(R)Fund                                      10.63%        35.53%        13.40%        13.80%        15.13%
Fidelity OTC Portfolio                                        22.56%        36.92%        17.38%        14.62%        15.89%
Growth Fund of America(R)                                     13.75%        28.57%        13.16%        11.82%        13.63%
Janus Fund                                                    18.48%        28.21%        14.17%        11.59%        15.32%
MFS(R) Growth Opportunities Fund                              20.71%        33.22%        15.15%        13.39%        11.79%
Nationwide(R) Growth Fund                                     15.59%        27.49%        13.99%        11.45%        11.51%
Neuberger & Berman Manhattan Fund                              8.81%        29.77%        10.47%        11.38%        12.27%
Putnam Investors Fund                                         20.25%        36.25%        16.25%        14.41%        13.34%
Seligman Growth Fund                                          19.99%        27.26%        13.30%        11.07%        12.33%
Strong Common Stock                                           19.32%        31.16%        15.55%        18.02%        19.90%

GROWTH AND INCOME FUNDS
Delaware Group - Decatur Income Fund                          19.36%        31.81%        15.67%        13.77%        11.30%
Evergreen Total Return Fund                                   11.82%        22.70%         8.34%         9.17%         7.66%
Fidelity Asset Manager(TM)                                    11.66%        17.04%         6.53%        10.52%        11.61%
Fidelity Equity-Income Fund                                   19.87%        30.57%        15.83%        16.23%        12.40%
Fidelity Growth and Income Portfolio                          18.88%        34.11%        17.33%        16.14%        16.21%
Fidelity Puritan(R) Fund                                      14.06%        20.32%        11.44%        13.75%        11.46%
Income Fund of America(R)                                     14.13%        27.86%        12.12%        12.04%        10.89%
INVESCO Industrial Income Fund                                15.61%        26.14%        11.56%         9.94%        13.70%
Nationwide(R) Fund                                            22.75%        28.76%        16.34%        11.18%        12.92%
Neuberger & Berman Guardian Fund                              16.76%        30.87%        15.05%        15.23%        14.37%

INCOME FUNDS
Bond Fund of America(SM)                                       5.69%        17.13%         5.21%         7.75%         7.96%
Fidelity Capital & Income Fund                                10.34%        15.63%         6.43%        13.60%         9.53%
MAS Fixed Income Portfolio                                     6.34%        17.91%         5.51%         7.34%         8.26%
MFS(R) High Income Fund                                       11.48%        16.04%         7.66%        11.34%         8.37%
Nationwide(R) Bond Fund                                        0.52%        22.98%         4.01%         5.71%         6.69%

INDEX FUND
SEI Index Fund (S & P 500 Index)                              21.45%        36.05%        18.24%        13.85%        13.75%

INTERNATIONAL FUNDS
T. Rowe Price International Stock Fund(R)                     14.89%        10.34%         7.61%        10.58%        10.13%
Templeton Foreign Fund                                        16.88%        10.11%         8.55%        11.42%        13.22%
Templeton Global Smaller Companies Fund                       20.93%        16.54%        10.03%        12.97%        10.73%

GOVERNMENT BOND FUNDS
Federated GNMA Trust                                           3.97%        14.96%         4.90%         5.15%         7.24%
Federated U.S. Government Securities Fund                      2.59%        12.49%         3.89%         4.66%         6.18%

MONEY MARKET FUND
Dreyfus Cash Management                                        4.41%         5.00%         4.17%         3.50%         5.08%
Nationwide(R) Money Market Fund                                3.98%         4.51%         3.75%         3.01%         4.55%

S&P 500 ***                                                   21.79%        36.27%        18.54%        14.12%        14.19%

------------------------------------------------------------------------------------------------------------------------------

* The percentage in the 10-year column for the Fidelity Asset Manager reflects performance since its inception in December 1988 and the figure shown for Strong Common Stock reflects performance since its inception in December, 1989.

** Funds are neither insured nor guaranteed by the U.S. Government. For the Money Market Funds, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.

*** The S&P 500 is a stock market index which assumes investment in the 500 largest available stocks. This unmanaged index is normally used as a comparison or benchmark against equity mutual funds.

  + SEC and NASD regulations require that any reporting of product performance be accompanied by standardized data and the disclosures are on the following page. Please review this information and a product prospectus before investing.


Note: The above illustration represents past performance based on a $1,000 hypothetical Investment and reflects the deduction of an actuarial risk fee which is equivalent to 0.95% on an annualized basis. The results shown represent past performance and should not be considered a representation of performance or investor experience of the funds in the future. Investment returns and principal are not guaranteed under these variable options. The unit values at the time of redemption may be worth more or less than their original cost. For complete information about the options available to you through your Deferred Compensation Program, including charges and expenses, consult your prospectus(es) which are available from your local representative. Please read the prospectus(es) carefully before investing or sending money.

Sources:   National Financial Services
           Computer Directions Advisors, Inc.

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

---------------------------------------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN: STANDARDIZED
 PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED
---------------------------------------------------------------------------------------------------------------
FUNDS**
---------------------------------------------------------------------------------------------------------------
                                                               YEAR      YEAR    3 YEARS   5 YEARS   10 YEARS*
                                                               1996      1995    1/1/94-   1/1/92-   1/1/87-
                                                                                 12/31/96  12/31/96  12/31/96
---------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUNDS
AIM Constellation Fund                                         9.22%    28.38%    13.66%    14.10%    17.34%
American Century: Twentieth Century Growth Fund                7.42%    12.71%     6.93%     2.81%    11.64%
American Century: Twentieth Century Ultra Fund                 6.27%    29.88%    10.88%    10.18%    18.07%
Janus Twenty Fund                                             20.14%    28.44%    13.68%     8.11%    14.33%
Mass. Investors Growth Stock Fund                             15.17%    20.63%     9.77%     9.25%    11.91%
Putnam Voyager Fund                                            5.23%    32.33%    12.88%    12.62%    15.38%

GROWTH FUNDS
AIM Weingarten Fund                                           10.62%    27.65%    13.24%     6.71%    13.12%
American Century: Twentieth Century Select Fund               11.59%    15.01%     6.35%     4.72%     9.87%
Davis New York Venture Fund                                   18.83%    32.74%    16.60%    15.09%    15.32%
Dreyfus Third Century Fund                                    16.65%    28.03%    12.15%     7.63%    11.23%
Fidelity Contrafund                                           14.28%    28.50%    14.20%    15.38%    18.15%
Fidelity Magellan(R) Fund                                      4.13%    29.03%    10.64%    11.92%    14.04%
Fidelity OTC Portfolio                                        16.06%    30.42%    14.70%    12.71%    14.80%
Growth Fund of America(R)                                      7.25%    22.07%    10.39%     9.83%    12.51%
Janus Fund                                                    11.98%    21.71%    11.40%     9.55%    14.27%
MFS(R) Growth Opportunities Fund                              14.21%    26.72%    12.39%    11.43%    10.49%
Nationwide(R) Growth Fund                                      9.09%    20.99%    11.25%     9.42%    10.24%
Neuberger & Berman Manhattan Fund                              2.31%    23.27%     7.60%     9.43%    11.08%
Putnam Investors Fund                                         13.75%    29.75%    13.54%    12.50%    12.12%
Seligman Growth Fund                                          13.49%    20.76%    10.48%     9.02%    11.10%
Strong Common Stock                                           12.82%    24.66%    12.83%    16.34%    19.70%

GROWTH AND INCOME FUNDS
Delaware Group - Decatur Income Fund                          12.86%    25.31%    12.95%    11.84%     9.98%
Evergreen Total Return Fund                                    5.32%    16.20%     5.36%     7.08%     6.09%
Fidelity Asset Manager(TM)                                     5.16%    10.54%     3.47%     8.56%    11.37%
Fidelity Equity-Income Fund                                   13.37%    24.07%    13.13%    14.45%    11.09%
Fidelity Growth and Income Portfolio                          12.38%    27.61%    14.68%    14.33%    15.15%
Fidelity Puritan(R) Fund                                       7.56%    13.82%     8.61%    11.92%    10.15%
Income Fund of America(R)                                      7.63%    21.36%     9.29%    10.09%     9.57%
INVESCO Industrial Income Fund                                 9.11%    19.64%     8.69%     7.81%    12.58%
Nationwide(R) Fund                                            16.25%    22.26%    13.64%     9.06%    11.73%
Neuberger & Berman Guardian Fund                              10.26%    24.37%    12.33%    13.43%    13.22%

INCOME FUND
Bond Fund of America(SM)                                      -0.81%    10.63%     2.13%     5.64%     6.51%
Fidelity Capital & Income Fund                                 3.84%     9.13%     3.38%    11.85%     8.07%
MAS Fixed Income Portfolio                                    -0.16%    11.41%     2.43%     5.19%     6.84%
MFS(R) High Income Fund                                        4.98%     9.54%     4.67%     9.42%     6.81%
Nationwide(R) Bond Fund                                       -5.93%    16.48%     0.88%     3.47%     5.16%

INDEX FUND
SEI Index Fund (S & P 500 Index)                              14.95%    29.55%    15.60%    11.88%    12.57%

INTERNATIONAL FUNDS
T. Rowe Price International Stock Fund(R)                      8.39%     3.84%     4.62%     8.56%     8.84%
Templeton Foreign Fund                                        10.38%     3.61%     5.59%     9.44%    12.17%
Templeton Global Smaller Companies Fund                       14.43%    10.04%     7.08%    11.06%     9.33%

GOVERNMENT BOND FUNDS
Federated GNMA Trust                                          -2.53%     8.46%     1.82%     2.85%     5.78%
Federated U.S. Government Securities Fund                     -3.91%     5.99%     0.78%     2.35%     4.64%

MONEY MARKET FUND
Dreyfus Cash Management                                       -2.09%    -1.50%     1.09%     1.10%     3.48%
Nationwide(R) Money Market Fund                               -2.52%    -1.99%     0.66%     0.58%     2.91%
---------------------------------------------------------------------------------------------------------------

* The percentage in the 10-year column for the Fidelity Asset Manager reflects performance since its inception in December 1988 and the figure shown for Strong Common Stock reflects performance since its inception in December, 1989.

** Funds are neither insured nor guaranteed by the U.S. Government. For the Money Market Funds, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.

Note: The above illustration represents past fund performance based on a $1,000 hypothetical Investment. The performance figures reflect the deduction of a 0.95% annual asset fee, $15 annual administrative charge, and a 5.0% Contingent Deferred Sales Charge. These charges/fees may not be applicable to your Deferred Compensation Program. Investment principal and investment returns are not guaranteed under these variable options. Unit values at the time of redemption may be worth more or less than their original cost. The results shown above should not be considered a representation of performance or investor experience of the funds in the future. For complete information about the options available to you through your Deferred Compensation Program, including charges and expenses, consult your prospectus(es) which are available from your local representative. Please read the prospectus(es) carefully before investing or sending money.



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
                         NATIONWIDE DC VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1996
Assets:
   Investments at market value:
      AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class (AIMCon)
        602,399 shares (cost $14,259,665).................................................................. $  15,559,969
      AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class (AIMWein)
        113,072 shares (cost $2,048,638)...................................................................     2,116,709
      American Century: Twentieth Century Growth Fund (ACTCGro)
        5,203,739 shares (cost $109,215,769)...............................................................   113,857,815
      American Century: Twentieth Century Select Fund (ACTCSel)
        40,443 shares (cost $1,416,625)....................................................................     1,558,259
      American Century: Twentieth Century Ultra Fund (ACTCUltra)
        8,735,760 shares (cost $212,141,067)...............................................................   245,387,499
      The Bond Fund of America(SM), Inc. (BdFdAm)
        840,412 shares (cost $11,259,293)..................................................................    11,555,669
      Davis New York Venture Fund, Inc. - Class A (DNYVenFd)
        126,565 shares (cost $2,030,048)...................................................................     2,214,889
      Delaware Group Decatur Fund, Inc. -
        Decatur Income Fund Institutional Class (DeDecInc)
        12,108 shares (cost $211,000)......................................................................       223,266
      Dreyfus Cash Management - Class A (DryCsMgt)
        1,189,156 shares (cost $1,189,156).................................................................     1,189,156
      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
        2,261,055 shares (cost $19,101,874)................................................................    19,942,501
      The Evergreen Total Return Fund - Class Y (EvTotRet)
        202,570 shares (cost $3,888,943)...................................................................     4,320,811
      The Institutional Shares of Federated GNMA Trust (FedGNMA)
        63,790 shares (cost $696,766)......................................................................       709,346
      Federated U.S. Government Securities Fund: 2-5 Years -
        Institutional Shares (FedUSGvt)
        192,750 shares (cost $2,029,312)...................................................................     2,021,946
      Fidelity Asset Manager(TM) (FidAsMgr)
        305,054 shares (cost $4,735,169)...................................................................     5,024,243
      Fidelity Capital & Income Fund (FidCapInc)
        146,082 shares (cost $1,259,941)...................................................................     1,367,329
      Fidelity Contrafund (FidContr)
        3,834,444 shares (cost $138,785,424)...............................................................   161,621,829
      Fidelity Equity-Income Fund (FidEqInc)
        4,518,074 shares (cost $152,764,386)...............................................................   193,509,106
      Fidelity Growth & Income Portfolio (FidGrInc)
        343,592 shares (cost $9,236,919)...................................................................    10,558,574
      Fidelity Magellan(R) Fund (FidMgln)
        2,195,300 shares (cost $166,998,126)...............................................................   177,050,966
      The Growth Fund of America(R), Inc. (GroFdAm)
        590,243 shares (cost $9,339,439)...................................................................     9,780,334
      The Income Fund of America(R), Inc. (IncFdAm)
        921,410 shares (cost $13,855,652)..................................................................    15,221,687
      INVESCO Industrial Income Fund, Inc. (InvIndlnc)
        1,212,737 shares (cost $14,944,799)................................................................    16,323,441

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
      Janus Fund (JanFund)
         1,527,527 shares (cost $36,424,043) .........................................................          37,348,026
      Janus Twenty Fund (Jan20Fd)
         9,094 shares (cost $285,317) ................................................................             249,801
      MAS Funds - Fixed Income Portfolio (MASFIP)
         107,500 shares (cost $1,264,144) ............................................................           1,263,128
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         1,752,439 shares (cost $19,624,736) .........................................................          22,729,133
      MFS(R) High Income Fund - Class A (MFSHiInc)
         701,822 shares (cost $3,640,479) ............................................................           3,747,729
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         502,595 shares (cost $5,442,276) ............................................................           5,015,898
      Nationwide(R) Bond Fund (NWBdFd)
         17,202 shares (cost $162,082) ...............................................................             159,806
      Nationwide(R) Fund (NWFund)
         1,712,707 shares (cost $29,278,925) .........................................................          34,596,672
      Nationwide(R) Growth Fund (NWGroFd)
         566,434 shares (cost $6,675,510) ............................................................           7,533,572
      Nationwide(R) Money Market Fund (NWMyMkt)
         62,453,931 shares (cost $62,453,931) ........................................................          62,453,931
      Neuberger & Berman Guardian Fund (NBGuard)
         5,824 shares (cost $146,180) ................................................................             149,262
      Neuberger & Berman Manhattan Fund (NBManhFd)
         25,249 shares (cost $318,519) ...............................................................             294,903
      Putnam Investors Fund - Class A (PutInvFd)
         3,665,690 shares (cost $30,690,329) .........................................................          33,761,008
      Putnam Voyager Fund - Class A (PutVoyFd)
         5,493,809 shares (cost $84,606,172) .........................................................          88,560,196
      SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)
         165,867 shares (cost $3,663,081) ............................................................           3,912,800
      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         453,054 shares (cost $2,394,393) ............................................................           2,650,366
      Strong Common Stock Fund, Inc. (StComStk)
         206,719 shares (cost $4,139,930) ............................................................           4,183,996
      T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk)
         2,267,608 shares (cost $28,970,485) .........................................................          31,292,985
      Templeton Foreign Fund - Class I (TemForFd)
         6,442,499 shares (cost $61,076,841) .........................................................          66,744,287
      Templeton Global Smaller Companies Fund, Inc. - Class I (TemGlSmCo)
         113,746 shares (cost $943,791) ..............................................................             950,919
      Dreyfus Stock Index Fund (DryStkIx)
         1,344 shares (cost $24,480) .................................................................              27,264
      Fidelity VIP - Asset Manager Portfolio (FidVIPAM)
         1,369 shares (cost $20,568) .................................................................              23,169
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         4,373 shares (cost $81,552) .................................................................              91,971
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         2,601 shares (cost $70,852) .................................................................              80,983
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         1,918 shares (cost $22,802)                                                                                24,017

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         5,431 shares (cost $91,135) .................................................................             102,317
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,143 shares (cost $12,490) .................................................................              12,621
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         36,420 shares (cost $36,420) ................................................................              36,420
      Nationwide SAT - Total Return Fund (NSATTotRe)
         3,503 shares (cost $40,874) .................................................................              46,487
      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         655 shares (cost $16,541) ...................................................................              16,880
      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         481 shares (cost $6,698) ....................................................................               6,755
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         896 shares (cost $10,788) ...................................................................              14,773
      TCI Portfolios - TCI Balanced (TCIBal)
         545 shares (cost $3,825) ....................................................................               4,107
      TCI Portfolios - TCI Growth (TCIGro)
         8,263 shares (cost $86,210) .................................................................              84,618
                                                                                                           ---------------
           Total investments .........................................................................       1,419,286,144
   Accounts receivable ...............................................................................          10,213,748
                                                                                                           ---------------
           Total assets ..............................................................................       1,429,499,892
Accounts payable .....................................................................................           3,710,610
                                                                                                           ---------------
Contract owners' equity (note 4) .....................................................................     $ 1,425,789,282
                                                                                                           ===============
Sources:   National Financial Services
           Computer Directions Advisors, Inc.


See accompanying notes to financial statements.

                                              NATIONWIDE DC VARIABLE ACCOUNT
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                       YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                                1996                 1995                  1994
                                                                               ------               ------                ------
Investment activity:
   Reinvested capital gains and dividends ........................      $   111,787,963            86,971,463          61,302,838
   Mortality and expense charges (note 2) ........................           (7,324,869)           (5,230,867)         (4,074,902)
   Administration charge-Tier I (note 2) .........................           (3,675,030)           (4,707,781)         (3,667,411)
   Administration charge-Tier II (note 2) ........................           (1,000,535)                 --                  --
   Administration charge-Tier III (note 2) .......................             (279,498)                 --                  --
   Administration charge-Tier IV (note 2) ........................             (128,485)                 --                  --
   Administration charge-Tier V (note 2) .........................             (361,137)                 --                  --
                                                                        ---------------         -------------         -----------
      Net investment activity ....................................           99,018,409            77,032,815          53,560,525
                                                                        ---------------         -------------         -----------
   Proceeds from mutual fund shares sold .........................          426,930,903           184,309,039         264,448,390
   Cost of mutual fund shares sold ...............................         (365,983,789)         (162,128,137)       (230,194,049)
                                                                        ---------------         -------------         -----------
      Realized gain (loss) on investments ........................           60,947,114            22,180,902          34,254,341
   Change in unrealized gain (loss) on investments ...............           33,461,531           146,852,392        (110,099,526)
                                                                        ---------------         -------------         -----------
      Net gain (loss) on investments .............................           94,408,645           169,033,294         (75,845,185)
                                                                        ---------------         -------------         -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .....................          193,427,054           246,066,109         (22,284,660)
                                                                        ---------------         -------------         -----------
Equity transactions:
   Purchase payments received from contract owners ...............          391,105,511           313,176,439         283,645,521
   Redemptions ...................................................         (384,960,385)         (174,184,814)       (244,646,099)
   Annual contract maintenance charge (note 2) ...................             (109,548)             (121,391)           (132,768)
   Contingent deferred sales charges (note 2) ....................               (4,539)             (160,870)             (4,451)
   Adjustments to maintain reserves ..............................             (130,864)              137,602            (174,764)
                                                                        ---------------         -------------         -----------
         Net equity transactions .................................            5,900,175           138,846,966          38,687,439
                                                                        ---------------         -------------         -----------
Net change in contract owners' equity ............................          199,327,229           384,913,075          16,402,779
Contract owners' equity beginning of period ......................        1,226,462,053           841,548,978         825,146,199
                                                                        ---------------         -------------         -----------
Contract owners' equity end of period ............................      $ 1,425,789,282         1,226,462,053         841,548,978
                                                                        ===============         =============         ===========


See accompanying notes to financial statements.

                         NATIONWIDE DC VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1996, 1995 AND 1994

(1) Summary of Significant Accounting Policies

   (a) Organization and Nature of Operations

      Nationwide DC Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 1974. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

      The Company offers group flexible fund retirement contracts through the Account. The primary distribution for the contracts is through an affiliated sales organization; however, other distributors may be utilized.

   (b) The Contracts

      Participants in group flexible fund contracts may be invested in any of the following funds:
         AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class
           (AIMCon)
         AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class
           (AIMWein)
         American Century: Twentieth Century Growth Fund (ACTCGro)
            (formerly Twentieth Century Investors, Inc. - Growth Investors) American Century: Twentieth Century Select Fund (ACTCSel)
            (formerly Twentieth Century Investors, Inc. - Select Investors) American Century: Twentieth Century Ultra Fund (ACTCUltra)
            (formerly Twentieth Century Investors, Inc. - Ultra Investors)
         The Bond Fund of America(SM), Inc. (BdFdAm) (only available for certain contracts issued beginning January 1, 1994)
         Davis New York Venture Fund, Inc. - Class A (DNYVenFd) (formerly New
            York Venture Fund, Inc.)
         Delaware Group Decatur Fund, Inc. - Decatur Income Fund Institutional
            Class (DeDecInc) (not available for contracts issued on or after August 1, 1993)
         Dreyfus Cash Management - Class A (DryCsMgt)
         The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         The Evergreen Total Return Fund - Class Y (EvTotRet)
         The Institutional Shares of Federated GNMA Trust (FedGNMA)
         Federated U.S. Government Securities Fund: 2-5 Years - Institutional
            Shares (FedUSGvt) (formerly Federated Intermediate Government Trust) Fidelity Asset Manager(TM) (FidAsMgr)
         Fidelity Capital & Income Fund (FidCapInc) (not available for contracts issued on or after January 1, 1987)
         Fidelity Contrafund (FidContr)
         Fidelity Equity-Income Fund (FidEqInc)
         Fidelity Growth & Income Portfolio (FidGrInc)
         Fidelity Magellan(R) Fund (FidMgln)
         Fidelity OTC Portfolio (FidOTC)
         Fidelity Puritan(R) Fund (FidPurtn)
         The Growth Fund of America(R), Inc. (GroFdAm) (only available for certain contracts issued beginning January 1, 1994)
         The Income Fund of America(R), Inc. (IncFdAm) (only available for certain contracts issued beginning January 1, 1994)
         INVESCO Industrial Income Fund, Inc. (InvIndInc)
         Janus Fund (JanFund)
         Janus Twenty Fund (Jan20Fd) MAS Funds - Fixed Income Portfolio (MASFIP) MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         MFS(R) High
         Income Fund - Class A (MFSHiInc)
         Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

         Nationwide(R) Bond Fund (NWBdFd) (managed for a fee by an affiliated investment advisor)
         Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)
         Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor)
         Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)
         Neuberger & Berman Guardian Fund (NBGuard)
         Neuberger & Berman Manhattan Fund (NBManhFd)
         Putnam Investors Fund - Class A (PutInvFd)
         Putnam Voyager Fund - Class A (PutVoyFd)
         SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)
         Seligman Growth Fund, Inc. - Class A (SelGroFd)
         Strong Common Stock Fund, Inc. (StComStk)
         T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk)
         Templeton Foreign Fund - Class I (TemForFd)
         Templeton Global Smaller Companies Fund, Inc. - Class I (TemGlSmCo)
           (formerly Templeton Smaller Companies Growth Fund, Inc.)

      The following funds are available for investment only by Plans established under Internal Revenue Code (IRC) Section 403(b).

         The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         Dreyfus Stock Index Fund (DryStkIx)
         Portfolios of the Fidelity Variable Insurance Products Fund I & II
           (Fidelity VIP)
            Fidelity VIP - Asset Manager Portfolio (FidVIPAM)
            Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
            Fidelity VIP - Growth Portfolio (FidVIPGr)
            Fidelity VIP - High Income Portfolio (FidVIPHI)
            Fidelity VIP - Overseas Portfolio (FidVIPOv)
         Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor):
            Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
            Nationwide SAT - Government Bond Fund (NSATGvtBd)
            Nationwide SAT - Money Market Fund (NSATMyMkt)
            Nationwide SAT - Total Return Fund (NSATTotRe)
         Portfolios of the Neuberger & Berman Advisers Management Trust
            (Neuberger & Berman AMT) Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         Portfolios of the TCI Portfolios, Inc. (TCI Portfolios)
            TCI Portfolios - TCI Balanced (TCIBal)
            TCI Portfolios - TCI Growth (TCIGro)

     All of the above funds were being utilized as of December 31, 1996, except The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro), Fidelity OTCPortfolio (FidOTC), Fidelity Puritan(R) Fund (FidPurtn), and Nationwide SAT - Capital Appreciation Fund (NSATCapAp).

     The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

     The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the IRC. The assets in this account are held pursuant to contracts with entities which are exempt from Federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

     Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

(2) Expenses

     Net purchase payments received for contracts issued before July 1, 1980, represent contributions by the contract owners less a sales charge by the Company of not more than 5%, to cover sales expenses. The Company does not deduct a sales charge from purchase payments for contracts issued after July 1, 1980. However, if any part of the contract value representing participant accounts that have been established under the contracts and held in the Account for less than sixteen (16) years is surrendered, the Company will, with certain exceptions, assess a contingent deferred sales charge. This charge will be equal to not more than 5% of the lesser of all purchase payments received on behalf of the surrendering participant or contract owner prior to the date of the request for surrender, or the amount surrendered. Sales charges or contingent deferred sales charges of less than 5% reflect actual variations in expense (usually reduced agents' commissions). No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     The following contract charges are deducted by the Company on contracts issued before July 1, 1980: (a) an annual contract maintenance charge of $8 assessed by surrendering units; (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%; and (c) a charge on complete redemption, equal to the lesser of $8 or 2% of the value of the account, except when such redemption occurs within 31 days of the anniversary date of the contract.

     For contracts issued beginning July 1, 1980 through April 30, 1991, contract charges include: (a) an annual contract maintenance charge of $12 or $15, based upon administrative services provided, assessed by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%.

     For contracts issued on or after May 1, 1991, contract charges include a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.35%, 0.15% and 0.45% respectively. Beginning November 1, 1996, the administration charge was based upon the aggregate balance of assets held under the contract by each contract owner as follows:

                  Expense                               Administration
                    Tier           Assets (Millions)        Charge

                      I                Up to $10             .45%
                     II             Over $10 to $25          .40%
                     III            Over $25 to $50          .30%
                     IV            Over $50 to $150          .20%
                      V                Over $150             .15%

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3) Schedule I

      Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

          o    Beginning unit value - Jan. 1

          o    Reinvested capital gains and dividends
               (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

          o    Unrealized gain (loss)
               (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

          o    Contract charges
               (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

          o    Ending unit value - Dec. 31

          o    Percentage increase (decrease) in unit value.


(4) Components of Contract Owners' Equity

The following is a summary of contract owners' equity at December 31, 1996.
Tier I                                                                               Units             Unit Value
------                                                                             --------          --------------
AIM Equity Funds, Inc. - AIM Constellation Fund -
   Institutional Class ................................................            6,309,167         $    2.055366  $ 12,967,647
AIM Equity Funds, Inc. - AIM Weingarten Fund -
   Institutional Class ................................................            1,300,655              1.627524     2,116,847
American Century: Twentieth Century Growth Fund .......................           12,224,812              4.562802    55,779,397
American Century: Twentieth Century Select Fund .......................               41,014              1.572461        64,493
American Century: Twentieth Century Ultra Fund ........................           70,399,683              2.069865   145,717,840
The Bond Fund of AmericaSM, Inc. ......................................            3,518,054              2.155739     7,584,006
Davis New York Venture Fund, Inc. - Class A ...........................            1,180,098              1.686019     1,989,668
Delaware Group Decatur Fund, Inc. -
  Decatur Income Fund Institutional Class .............................               78,578              2.280210       179,174
Dreyfus Cash Management - Class A .....................................              618,162              1.159356       716,670
The Dreyfus Third Century Fund, Inc. ..................................            3,824,949              2.756438    10,543,235
The Evergreen Total Return Fund - Class Y .............................            1,146,375              1.947502     2,232,568
The Institutional Shares of Federated GNMA Trust ......................              548,815              1.292380       709,278
Federated U.S. Government Securities Fund: 2-5 Years -
  Institutional Shares ................................................            1,214,422              1.144380     1,389,760
Fidelity Asset Manager(TM) ............................................            2,611,685              1.252704     3,271,668
Fidelity Capital & Income Fund ........................................              125,230              4.096488       513,003
Fidelity Contrafund ...................................................           56,288,590              2.059778   115,941,999
Fidelity Equity-Income Fund ...........................................           18,493,235              5.359692    99,118,044
Fidelity Growth & Income Portfolio ....................................            4,201,944              2.001775     8,411,346
Fidelity Magellan(R) Fund .............................................           56,756,036              1.913110   108,580,540
The Growth Fund of America(R), Inc. ...................................            2,478,693              2.691979     6,672,590
The Income Fund of America(R), Inc. ...................................            5,291,391              2.160929    11,434,320
INVESCO Industrial Income Fund, Inc ...................................            7,428,110              1.678513    12,468,179
Janus Fund ............................................................           15,851,766              1.603290    25,414,978
Janus Twenty Fund .....................................................              149,425              1.671698       249,793
MAS Funds - Fixed Income Portfolio ....................................              718,247              1.229760       883,271
MFS(R) Growth Opportunities Fund - Class A ............................              843,158              7.380232     6,222,702
MFS(R) High Income Fund - Class A .....................................              164,395              5.518160       907,158
Massachusetts Investors Growth Stock Fund - Class A ...................              164,786             10.880822     1,793,007
Nationwide(R) Bond Fund ...............................................               26,395              2.001472        52,829
Nationwide(R) Fund ....................................................            1,316,219             14.964379    19,696,400
Nationwide(R) Growth Fund .............................................            1,156,065              3.083008     3,564,158
Nationwide(R) Money Market Fund .......................................            7,935,176              2.884848    22,891,777
Neuberger & Berman Manhattan Fund .....................................              119,922              2.458922       294,879
Putnam Investors Fund - Class A .......................................              713,005             13.594501     9,692,947
Putnam Voyager Fund - Class A .........................................           18,151,250              3.074879    55,812,897
SEI Index Funds - S&P 500 Index Portfolio .............................              524,069              2.962497     1,552,553
Seligman Growth Fund, Inc - Class A ...................................              105,249             10.720312     1,128,302
Strong Common Stock Fund, Inc. ........................................            2,665,795              1.569484     4,183,923
T. Rowe Price International Funds, Inc. -
   International Stock Fund(R) ........................................            8,220,403              1.812062    14,895,880
Templeton Foreign Fund - Class I ......................................           27,327,650              1.774294    48,487,285
Templeton Global Smaller Companies Fund, Inc. - Class I ...............              524,340              1.802963       945,366
Dreyfus Stock Index Fund ..............................................               16,988              1.604580        27,259
Fidelity VIP - Asset Manager Portfolio ................................               18,427              1.257222        23,167
Fidelity VIP - Equity-Income Portfolio ................................               62,324              1.475687        91,971
Fidelity VIP - Growth Portfolio .......................................               52,165              1.552351        80,978
Fidelity VIP - High Income Portfolio ..................................               17,934              1.338939        24,013
Fidelity VIP - Overseas Portfolio .....................................               88,581              1.154842       102,297
Nationwide SAT - Government Bond Fund .................................                7,820              1.613565        12,618
Nationwide SAT - Money Market Fund ....................................               28,915              1.259556        36,420
Nationwide SAT - Total Return Fund ....................................               19,743              2.354356        46,482
Neuberger & Berman AMT - Growth Portfolio .............................                9,399              1.795607        16,877
Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio ....................................                5,977              1.130160         6,755
Neuberger & Berman AMT - Partners Portfolio ...........................                8,811              1.676351        14,770
TCI Portfolios - TCI Balanced .........................................                3,120              1.316124         4,106
TCI Portfolios - TCI Growth ...........................................               51,629              1.638699        84,604
   Sub-Total Tier I ...................................................           ==========              ========  ------------
                                                                                                                    $827,644,694
                                                                                                                    ------------


Contract owners' equity - continued

Tier II                                                                              Units           Unit Value
-------                                                                           -----------        ------------
American Century: Twentieth Century Growth Fund .......................            4,398,109         $  4.563176  $ 20,069,345
American Century: Twentieth Century Ultra Fund ........................           18,056,950            2.070035    37,378,518
The Bond Fund of America(SM), Inc. ....................................            1,040,496            2.155938     2,243,245
Davis New York Venture Fund, Inc. - Class A ...........................              133,664            1.686157       225,378
Delaware Group Decatur Fund, Inc. -
   Decatur Income Fund Institutional Class ............................               13,782            2.280397        31,428
Dreyfus Cash Management - Class A .....................................              377,565            1.159453       437,769
The Dreyfus Third Century Fund, Inc. ..................................              967,536            2.756663     2,667,171
The Evergreen Total Return Fund - Class Y .............................              470,751            1.947661       916,863
Federated U.S. Government Securities Fund: 2-5 Years -
  Institutional Shares ................................................              342,763            1.144477       392,284
Fidelity Asset Manager(TM) ............................................              671,795            1.252806       841,629
Fidelity Capital & Income Fund ........................................               77,649            4.096833       318,115
Fidelity Contrafund ...................................................           13,231,488            2.059947    27,256,164
Fidelity Equity-Income Fund ...........................................            6,443,316            5.360130    34,537,011
Fidelity Magellan(R) Fund .............................................           11,002,403            1.913267    21,050,535
The Growth Fund of America(R), Inc. ...................................              553,730            2.692199     1,490,751
The Income Fund of America(R), Inc. ...................................            1,137,681            2.161106     2,458,649
INVESCO Industrial Income Fund, Inc ...................................            1,639,958            1.678650     2,752,915
Janus Fund ............................................................            4,109,624            1.603421     6,589,457
MAS Funds - Fixed Income Portfolio ....................................              193,871            1.229861       238,434
MFS(R) Growth Opportunities Fund - Class A ............................              361,634            7.380837     2,669,162
MFS(R) High Income Fund - Class A .....................................               41,389            5.518624       228,410
Massachusetts Investors Growth Stock Fund - Class A ...................               13,452           10.881713       146,381
Nationwide(R) Fund ....................................................              336,341           14.965604     5,033,546
Nationwide(R) Growth Fund .............................................              386,199            3.083261     1,190,752
Nationwide(R) Money Market Fund .......................................            6,749,071            2.885091    19,471,684
Putnam Investors Fund - Class A .......................................              153,709           13.595614     2,089,768
Putnam Voyager Fund - Class A .........................................            5,117,342            3.075131    15,736,497
SEI Index Funds - S&P 500 Index Portfolio .............................               71,085            2.962740       210,606
Seligman Growth Fund, Inc - Class A ...................................               17,582           10.721190       188,500
T. Rowe Price International Funds, Inc. -
   International Stock Fund(R) ........................................            1,718,457            1.812210     3,114,205
Templeton Foreign Fund - Class I ......................................            6,594,135            1.774439    11,700,890
   Sub-Total Tier II ..................................................           ==========            ========  ------------
                                                                                                                  $223,676,062
                                                                                                                  ------------



Contract owners' equity - continued

Tier III                                                                 Units           Unit Value
-----------                                                            ---------          ------------
American Century: Twentieth Century Growth Fund ........................ 1,586,526         $ 4.563925         $ 7,240,786
American Century: Twentieth Century Ultra Fund ......................... 9,866,856           2.070374          20,428,082
The Bond Fund of America(SM), Inc. .....................................   281,942           2.156336             607,962
Delaware Group Decatur Fund, Inc. -
   Decatur Income Fund Institutional Class .............................     5,492           2.280770              12,526
The Dreyfus Third Century Fund, Inc. ...................................   603,861           2.757115           1,664,914
The Evergreen Total Return Fund - Class Y ..............................    78,598           1.947980             153,107
Federated U.S. Government Securities Fund: 2-5 Years -
   Institutional Shares ................................................   104,682           1.144669             119,826
Fidelity Asset Manager(TM) .............................................   269,853           1.253012             338,129
Fidelity Capital & Income Fund .........................................    23,351           4.097522              95,681
Fidelity Contrafund .................................................... 7,230,068           2.060284          14,895,993
Fidelity Equity-Income Fund ............................................ 2,555,440           5.361008          13,699,734
Fidelity Magellan(R) Fund .............................................. 5,622,628           1.913580          10,759,348
The Growth Fund of America(R), Inc. ....................................   441,833           2.692640           1,189,697
The Income Fund of America(R), Inc. ....................................   367,278           2.161460             793,857
INVESCO Industrial Income Fund, Inc ....................................   309,576           1.678925             519,755
Janus Fund ............................................................. 1,634,700           1.603684           2,621,542
MAS Funds - Fixed Income Portfolio .....................................    87,227           1.230062             107,295
MFS(R) Growth Opportunities Fund - Class A .............................   181,406           7.382046           1,339,147
MFS(R) High Income Fund - Class A ......................................     6,455           5.519552              35,629
Massachusetts Investors Growth Stock Fund - Class A ....................    11,971          10.883496             130,286
Nationwide(R) Fund .....................................................   195,684          14.968055           2,929,009
Nationwide(R) Growth Fund ..............................................    96,156           3.083766             296,523
Nationwide(R) Money Market Fund ........................................   901,408           2.885576           2,601,081
Putnam Investors Fund - Class A ........................................    38,905          13.597842             529,024
Putnam Voyager Fund - Class A .......................................... 2,559,117           3.075635           7,870,910
Seligman Growth Fund, Inc - Class A. ...................................     2,396          10.722947              25,692
T. Rowe Price International Funds, Inc. -
   International Stock Fund(R) .........................................   931,357           1.812507           1,688,091
Templeton Foreign Fund - Class I ....................................... 2,061,896           1.774730           3,659,309
   Sub-Total Tier III                                                    =========           ========        ------------
                                                                                                             $ 96,352,935
                                                                                                             ------------


Tier IV                                                                               Units             Unit Value
-------                                                                              --------           ----------
American Century: Twentieth Century Growth Fund .........................             735,112         $   4.564673  $ 3,355,546
American Century: Twentieth Century Select Fund .........................             949,510             1.573105    1,493,679
American Century: Twentieth Century Ultra Fund ..........................           3,956,021             2.070713    8,191,784
The Bond Fund of America(SM), Inc. ......................................              46,844             2.156734      101,030
The Dreyfus Third Century Fund, Inc. ....................................             244,163             2.757567      673,296
The Evergreen Total Return Fund - Class Y ...............................              27,416             1.948299       53,415
Federated U.S. Government Securities Fund: 2-5 Years -
  Institutional Shares ..................................................             104,637             1.144861      119,795
Fidelity Asset Manager(TM) ..............................................             456,745             1.253217      572,401
Fidelity Capital & Income Fund ..........................................              22,770             4.098210       93,316
Fidelity Contrafund .....................................................           3,683,606             2.060621    7,590,516
Fidelity Equity-Income Fund .............................................           1,989,159             5.361886   10,665,644
Fidelity Magellan(R) Fund ...............................................           3,295,811             1.913894    6,307,833
The Growth Fund of America(R), Inc. .....................................             158,421             2.693081      426,641
The Income Fund of America(R), Inc. .....................................             246,997             2.161814      533,962
INVESCO Industrial Income Fund, Inc .....................................             346,238             1.679200      581,403
Janus Fund ..............................................................           1,696,374             1.603947    2,720,894
MAS Funds - Fixed Income Portfolio ......................................              27,573             1.230264       33,922
MFS(R) Growth Opportunities Fund - Class A ..............................               7,294             7.383255       53,853
MFS(R) High Income Fund - Class A .......................................                 130             5.520479          718
Massachusetts Investors Growth Stock Fund - Class A .....................                 280            10.885279        3,048
Nationwide(R) Fund ......................................................              54,398            14.970505      814,366
Nationwide(R) Growth Fund ...............................................             286,704             3.084270      884,273
Nationwide(R) Money Market Fund .........................................           1,141,686             2.886060    3,294,974
Putnam Investors Fund - Class A .........................................               4,735            13.600069       64,396
Putnam Voyager Fund - Class A ...........................................           1,979,411             3.076140    6,088,945
Seligman Growth Fund, Inc - Class A .....................................                 684            10.724703        7,336
T. Rowe Price International Funds, Inc. -
   International Stock Fund(R) ..........................................             881,585             1.812803    1,598,140
Templeton Foreign Fund - Class I ........................................           1,461,504             1.775020    2,594,199
                                                                                  ===========         ============  -----------
   Sub-Total Tier IV ....................................................                                           $58,919,325
                                                                                                                    -----------


Contract owners' equity - continued
Tier V                                                                         Units           Unit Value
------                                                                       ---------         ----------
AIM Equity Funds, Inc. - AIM Constellation Fund -
   Institutional Class ............................................          1,258,757        $ 2.057438  $    2,589,814
American Century: Twentieth Century Growth Fund ...................          6,000,935          4.567401      27,408,677
American Century: Twentieth Century Ultra Fund ....................         16,258,739          2.071951      33,687,311
The Bond Fund of America(SM), Inc. ................................            471,875          2.158056       1,018,333
The Dreyfus Third Century Fund, Inc. ..............................          1,592,562          2.759214       4,394,219
The Evergreen Total Return Fund - Class Y .........................            494,994          1.949465         964,973
Fidelity Capital & Income Fund ....................................             84,610          4.100654         346,956
Fidelity Contrafund ...............................................          1,600,079          2.061853       3,299,128
Fidelity Equity-Income Fund .......................................          6,613,425          5.365090      35,481,620
Fidelity Growth & Income Portfolio ................................          1,071,573          2.003791       2,147,208
Fidelity Magellan(R) Fund ..........................................        15,847,180          1.915038      30,347,952
MFS(R) Growth Opportunities Fund - Class A .........................         2,053,995          7.387670      15,174,237
MFS(R) High Income Fund - Class A ..................................           466,255          5.523771       2,575,486
Massachusetts Investors Growth Stock Fund - Class A ...............            270,135         10.891785       2,942,252
Nationwide(R) Bond Fund ............................................            53,369          2.003508         106,925
Nationwide(R) Fund .................................................           408,411         14.979448       6,117,771
Nationwide(R) Growth Fund ..........................................           517,548          3.086114       1,597,212
Nationwide(R) Money Market Fund ....................................         3,694,679          2.887782      10,669,428
Neuberger & Berman Guardian Fund ..................................            109,176          1.367075         149,252
Putnam Investors Fund - Class A ...................................          1,571,300         13.608194      21,382,555
Putnam Voyager Fund - Class A .....................................            990,216          3.077980       3,047,865
SEI Index Funds - S&P 500 Index Portfolio .........................            724,558          2.965481       2,148,663
Seligman Growth Fund, Inc - Class A ...............................            121,166         10.731114       1,300,246
T. Rowe Price International Funds, Inc. -
   International Stock Fund(R) ....................................          5,512,814          1.813888       9,999,627
Templeton Foreign Fund - Class I ..................................            168,098          1.776082         298,556
   Sub-Total Tier V ...............................................         ==========          ========  --------------
                                                                                                          $  219,196,266
                                                                                                          --------------
      Total Contract Owners' Equity ...............................                                       $1,425,789,282
                                                                                                          ==============


                                                                                                                        SCHEDULE 1

                                              NATIONWIDE DC VARIABLE ACCOUNT
                                                          TIER I

                                            SCHEDULES OF CHANGES IN UNIT VALUE
                                      YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                   AIMCon        AIMWein       ACTCGro       ACTCSel      ACTCUltra         BdFdAm      DNYVenFd
                                   ------        -------       -------       -------      ---------         ------      --------
1996**
   Beginning unit value - Jan. 1   $1.776138      1.389659     4.005400     1.331631      1.835553        2.039710      1.345221
----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .068204       .183484      .087806      .148352       .117544         .153233       .080821
----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            .229483       .068700      .510359      .106223       .135391        (.017387)      .273992
----------------------------------------------------------------------------------------------------------------------------------
   Contract charges                 (.018459)     (.014319)    (.040763)    (.013745)     (.018623)       (.019817)     (.014015)
----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $2.055366      1.627524     4.562802     1.572461      2.069865        2.155739      1.686019
----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease
     in unit value*                       16%           17%          14%          18%           13%              6%           25%
==================================================================================================================================

1995
   Beginning unit value - Jan. 1   $1.316836      1.035886     3.359891     1.095899      1.345904        1.741422       .966146
----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .056462       .182030      .555289      .161686       .086850         .148075       .099553
----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            .418051       .183577      .127077      .085796       .418120         .168396       .290764
----------------------------------------------------------------------------------------------------------------------------------
   Contract charges                 (.015211)     (.011834)    (.036857)    (.011750)     (.015321)       (.018183)     (.011242)
----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $1.776138      1.389659     4.005400     1.331631      1.835553        2.039710      1.345221
----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                       35%           34%          19%          22%           36%             17%           39%
==================================================================================================================================

1994
   Beginning unit value - Jan. 1   $1.305850      1.044414     3.443124     1.202996      1.409710        1.850918       .994508
----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .038234       .114765      .498592      .095333       .042137         .138760       .046949
----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)           (.014948)     (.113428)    (.549338)    (.191608)     (.093077)       (.231366)     (.065935)
----------------------------------------------------------------------------------------------------------------------------------
   Contract charges                 (.012300)     (.009865)    (.032487)    (.010822)     (.012866)       (.016890)     (.009376)
----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $1.316836      1.035886     3.359891     1.095899      1.345904        1.741422       .966146
----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        1%           (1)%         (2)%         (9)%          (5)%            (6)%          (3)%
==================================================================================================================================



                                      DeDecInc        DryCsMgt    Dry3dCen
                                      --------        --------    --------
1996**
   Beginning unit value - Jan. 1       1.910384      1.110383      2.238323
---------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .365309       .059850       .380918
---------------------------------------------------------------------------------
   Unrealized gain (loss)               .024208       .000000       .160989
---------------------------------------------------------------------------------
   Contract charges                    (.019691)     (.010877)     (.023792)
---------------------------------------------------------------------------------
   Ending unit value -Dec. 31          2.280210      1.159356      2.756438
---------------------------------------------------------------------------------
   Percentage increase(decrease
     in unit value*                          19%             4%          23%
=================================================================================
1995

   Beginning unit value - Jan. 1       1.449372       1.057458     1.663803
---------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .199940        .063267      .156545
---------------------------------------------------------------------------------
   Unrealized gain (loss)               .277029        .000000      .436477
---------------------------------------------------------------------------------
   Contract charges                    (.015957)      (.010342)    (.018502)
---------------------------------------------------------------------------------
   Ending unit value - Dec. 31         1.910384       1.110383     2.238323
---------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                          32%             5%          35%
=================================================================================
1994
   Beginning unit value - Jan. 1       1.473401       1.025704     1.814915
---------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .102070        .041657      .233019
---------------------------------------------------------------------------------
   Unrealized gain (loss)              (.112176)       .000000     (.367765)
---------------------------------------------------------------------------------
   Contract charges                    (.013923)      (.009903)    (.016366)
---------------------------------------------------------------------------------
   Ending unit value - Dec. 31         1.449372       1.057458     1.663803
---------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                          (2)%            3%          (8)%
=================================================================================

 * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

** No other investment options were being utilized.

                                      21

                                                                                                               SCHEDULE 1, CONTINUED
                                              NATIONWIDE DC VARIABLE ACCOUNT
                                                          TIER I

                                            SCHEDULES OF CHANGES IN UNIT VALUE
                                      YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                    EvTotRet       FedGNMA      FedUSGvt     FidAsMgr      FidCapIn
1996**
   Beginning unit value - Jan. 1                  $1.741651      1.243001      1.115461     1.121926      3.712491
---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                  .097028       .083309       .059931      .098024       .331771
---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                           .126113      (.021945)     (.020301)     .043893       .089597
---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                                (.017290)     (.011985)     (.010711)    (.011139)     (.037371)
---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                    $1.947502      1.292380      1.144380     1.252704      4.096488
---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                      12%            4%            3%          12%           10%
=================================================================================================================================
1995
   Beginning unit value - Jan. 1                  $1.419467      1.081229       .991595      .958564      3.210584
---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                  .092352       .083381       .065310      .032047       .338236
---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                           .244789       .089624       .068708      .141097       .197671
---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                                (.014957)     (.011233)     (.010152)    (.009782)     (.034000)
---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                    $1.741651      1.243001      1.115461     1.121926      3.712491
---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                      23%           15%           12%          17%           16%
=================================================================================================================================
1994
   Beginning unit value - Jan. 1                  $1.531292      1.119643      1.020623     1.036089      3.397953
---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                  .106153       .080720       .050088      .038621       .285090
---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                          (.204194)     (.108769)     (.069585)    (.106677)     (.440620)
---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                                (.013784)     (.010365)     (.009531)    (.009469)     (.031839)
---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                    $1.419467      1.081229       .991595      .958564      3.210584
---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                     (7)%          (3)%          (3)%         (7)%          (6)%
=================================================================================================================================

                                                     FidContr      FidEqInc      FidGrInc
                                                     --------      --------      --------
1996**
   Beginning unit value - Jan. 1                    1.705419      4.471070      1.683805
-------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                   .175363       .342426       .098980
-------------------------------------------------------------------------------------------
   Unrealized gain (loss)                            .196681       .592510       .236381
-------------------------------------------------------------------------------------------
   Contract charges                                 (.017685)     (.046314)     (.017391)
-------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                      2.059778      5.359692      2.001775
-------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                       21%           20%           19%
===========================================================================================
1995
   Beginning unit value - Jan. 1                    1.263308      3.424310      1.255568
-------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                   .133103       .262606       .083036
-------------------------------------------------------------------------------------------
   Unrealized gain (loss)                            .323258       .821416       .358955
-------------------------------------------------------------------------------------------
   Contract charges                                 (.014250)     (.037262)     (.013754)
-------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                      1.705419      4.471070      1.683805
-------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                       35%           31%           34%
===========================================================================================
1994
   Beginning unit value - Jan. 1                    1.289799      3.448520      1.239420
-------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                   .009193       .333965       .092801
-------------------------------------------------------------------------------------------
   Unrealized gain (loss)                           (.023586)     (.325363)     (.064842)
-------------------------------------------------------------------------------------------
   Contract charges                                 (.012098)     (.032812)     (.011811)
-------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                      1.263308      3.424310      1.255568
-------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                       (2)%          (1)%           1%
===========================================================================================

 * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

** No other investment options were being utilized.


                                                                                                     SCHEDULE I, CONTINUED

                         NATIONWIDE DC VARIABLE ACCOUNT
                                     TIER I

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                     FidMgIn       GroFdAm       IncFdAm     InvIndInc      JanFund       Jan20Fd        MASFIP
                                     -------       -------       -------     ---------      -------       -------        ------
1996**
   Beginning unit value - Jan. 1    $1.729361      2.366626      1.893327     1.451889     1.353271      1.320040      1.156444
-----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .281779       .148981       .208243      .155929      .181980       .280194       .087565
-----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            (.081060)      .200078       .078318      .085401      .082218       .085793      (.003056)
-----------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.016970)     (.023706)     (.018959)    (.014706)    (.014179)     (.014329)     (.011193)
-----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $1.913110      2.691979      2.160929     1.678513)    1.603290      1.671698      1.229760
-----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                     11%           14%           14%          16%          18%           27%            6%
===================================================================================================================================
1995
   Beginning unit value - Jan. 1    $1.275955      1.840658      1.480756     1.151056     1.055481       .978264       .980782
-----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .100389       .182879       .115949      .070871      .070567       .224692       .073523
-----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .367790       .363801       .312609      .242345      .238735       .128222       .112302
-----------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.014773)     (.020712)     (.015987)    (.012383)    (.011512)     (.011138)     (.010163)
-----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $1.729361      2.366626      1.893327     1.451889     1.353271      1.320040      1.156444
-----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                     36%           29%           28%          26%          28%           35%           18%
===================================================================================================================================
1994
   Beginning unit value - Jan. 1    $1.311856      1.857739      1.533299     1.208959     1.077425      1.058801      1.000000
-----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .051123       .083262       .097082      .097608      .021792       .002891       .029902
-----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            (.074747)     (.082914)     (.135450)    (.144261)    (.033660)     (.073797)     (.046046)
-----------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.012277)     (.017429)     (.014175)    (.011250)    (.010076)     (.009631)     (.003074)
-----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $1.275955      1.840658      1.480756     1.151056     1.055481       .978264       .980782
-----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                     (3)%          (1)%          (3)%         (5)%         (2)%          (8)%           2%(b)
===================================================================================================================================


                                     MFSGrOpp      MFSHiInc       MFSGrStk
                                     --------      --------       --------
1996**
   Beginning unit value - Jan. 1      6.114190     4.949752      8.942612
--------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .796398      .454249      2.580988
--------------------------------------------------------------------------------
   Unrealized gain (loss)              .534047      .164181      (.547864)
--------------------------------------------------------------------------------
   Contract charges                   (.064403)    (.050022)     (.094914)
--------------------------------------------------------------------------------
   Ending unit value - Dec. 31        7.380232     5.518160     10.880822
--------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                      21%          11%           22%
=============================================================================
1995
   Beginning unit value - Jan. 1      4.589533     4.265493      7.034148
--------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .768242      .403605      1.177905
--------------------------------------------------------------------------------
   Unrealized gain (loss)              .807886      .325361       .807395
--------------------------------------------------------------------------------
   Contract charges                   (.051471)    (.044707)     (.076836)
--------------------------------------------------------------------------------
   Ending unit value - Dec. 31        6.114190     4.949752      8.942612
--------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                      33%          16%           27%
================================================================================
1994
   Beginning unit value - Jan. 1      4.834037     4.422523      7.613442
--------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .376509      .374437       .717173
--------------------------------------------------------------------------------
   Unrealized gain (loss)             (.576664)    (.490350)    (1.229319)
--------------------------------------------------------------------------------
   Contract charges                   (.044349)    (.041117)     (.067148)
--------------------------------------------------------------------------------
   Ending unit value - Dec. 31        4.589533     4.265493      7.034148
--------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                      (5)%         (4)%          (8)%
================================================================================

 *  An annualized rate of return cannot be determined as:

      (a)Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b)This investment option was not being utilized for the entire year indicated.

**  No other investment options were being utilized.

                                                                                                      SCHEDULE I, CONTINUED

                                              NATIONWIDE DC VARIABLE ACCOUNT
                                                          TIER I

                                            SCHEDULES OF CHANGES IN UNIT VALUE
                                       YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                        NWBdFd        NWFund       NWGroFd       NWMyMkt     NBManhFd      PutInvFd
                                        ------        ------       -------       -------     --------      --------
1996**
   Beginning unit value - Jan. 1    $1.991196     12.191058      2.667201      2.774433     2.259932     11.305164
---------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .127761      1.119203       .234869       .137555      .306136      1.592658
-----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            (.098894)     1.782082       .208017       .000000     (.084784)      .815178
-----------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.018591)     (.127964)     (.027079)     (.027140)    (.022362)     (.118499)
-----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $2.001472     14.964379      3.083008      2.884848     2.458922     13.594501
-----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                         1%           23%           16%            4%           9%           20%
====================================================================================================================================
1995
   Beginning unit value - Jan. 1    $1.619166      9.468045      2.092009      2.654661     1.741549      8.297318
-----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .123140       .820350       .282003       .145674      .165618      1.391197
-----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .266262      2.003431       .316217       .000000      .372594      1.710170
-----------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.017372)     (.100768)     (.023028)     (.025902)    (.019829)     (.093521)
-----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $1.991196     12.191058      2.667201      2.774433     2.259932     11.305164
-----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        23%           29%           27%            5%          30%           36%
===================================================================================================================================
1994
   Beginning unit value - Jan. 1    $1.778765      9.502760      2.081399      2.583387     1.823796      8.652501
-----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .121459       .927943       .079372       .096188      .115456       .771381
-----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            (.265190)     (.873192)     (.049054)      .000000     (.180865)    (1.046752)
-----------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.015868)     (.089466)     (.019708)     (.024914)    (.016838)     (.079812)
-----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $1.619166      9.468045      2.092009      2.654661     1.741549      8.297318
-----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        (9)%           0%            1%            3%          (5)%          (4)%
===================================================================================================================================

                                     PutVoyFd      SEI500Ix      SelGroFd
                                     --------      --------      --------
1996**
   Beginning unit value - Jan. 1     2.752130      2.439184      8.934609
----------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .194543       .095147       .806272
----------------------------------------------------------------------------
   Unrealized gain (loss              .156646       .453595      1.073420
----------------------------------------------------------------------------
   Contract charges                  (.028440)     (.025429)     (.093989)
----------------------------------------------------------------------------
   Ending unit value - Dec. 31       3.074879      2.962497     10.720312
----------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        12%           21%           20%
============================================================================
1995
   Beginning unit value - Jan. 1     1.982311      1.792835      7.020585
----------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .146629       .086650       .931537
----------------------------------------------------------------------------
   Unrealized gain (loss)             .645332       .579852      1.057625
----------------------------------------------------------------------------
   Contract charges                  (.022142)     (.020153)     (.075138)
----------------------------------------------------------------------------
   Ending unit value - Dec. 31       2.752130      2.439184      8.934609
----------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        39%           36%           27%
============================================================================
1994
   Beginning unit value - Jan. 1     1.992379      1.792223      7.370495
----------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .083642       .101704       .708203
----------------------------------------------------------------------------
   Unrealized gain (loss)            (.075428)     (.084212)     (.990524)
----------------------------------------------------------------------------
   Contract charges                  (.018282)     (.016880)     (.067589)
----------------------------------------------------------------------------
   Ending unit value - Dec. 31       1.982311      1.792835      7.020585
----------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        (1)%           0%           (5)%
============================================================================

 * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

** No other investment options were being utilized.

                                       24


                                                                                                      SCHEDULE I, CONTINUED

                         NATIONWIDE DC VARIABLE ACCOUNT
                                     TIER I

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                      StComStk      TRIntStk      TemForFd     TemGISmCo     DryStkIx      FidVIPAM   FidVIPEI
                                      --------      --------      --------     ---------     --------      --------   --------
1996**
   Beginning unit value - Jan. 1    $1.315349      1.577274       1.518092      1.490946     1.322035      1.107535   1.303642
---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .236157       .048548        .074298       .181637      .057158       .072883    .060157
---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .031534       .202392        .197440       .146014      .239160       .087931    .124996
---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.013556)     (.016152)      (.015536)     (.015634)    (.013773)     (.011127)  (.013108)
---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $1.569484      1.812062       1.774294      1.802963     1.604580      1.257222   1.475687
---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                     19%           15%            17%           21%          21%           14%        13%
=================================================================================================================================
1995
   Beginning unit value - Jan. 1    $1.002820      1.429428       1.378759      1.279328      .975745       .955979    .974175
---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .140205       .047536        .095828       .193896      .035036       .020086    .076250
---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .183299       .114284        .057277       .031012      .322198       .141130    .264015
---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.010975)     (.013974)      (.013772)     (.013290)    (.010944)     (.009660)  (.010798)
---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $1.315349      1.577274       1.518092      1.490946     1.322035      1.107535   1.303642
---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                     31%           10%            10%           17%          35%           16%        34%
=================================================================================================================================
1994
   Beginning unit value - Jan. 1    $1.017301      1.454045       1.387073      1.353616     1.000000      1.000000   1.000000
---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .063114       .087659        .098557       .032943      .016017       .000695    .011343
---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            (.067992)     (.098366)      (.093448)     (.094423)    (.037213)     (.041640)  (.034096)
---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.009603)     (.013910)      (.013423)     (.012808)    (.003059)     (.003076)  (.003072)
---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $1.002820      1.429428       1.378759      1.279328      .975745       .955979    .974175
---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                    (1)%          (2)%           (1)%          (5)%         (2)%(b)       (4)%(b)    (3)%(b)
=================================================================================================================================

                                       FidVIPGr      FidVIPHI
                                       --------      --------
1996**
   Beginning unit value - Jan. 1      1.366323      1.185437
-----------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .098176       .108119
-----------------------------------------------------------------
   Unrealized gain (loss)              .101895       .057435
-----------------------------------------------------------------
   Contract charges                   (.014043)     (.012052)
-----------------------------------------------------------------
   Ending unit value - Dec. 31        1.552351      1.338939
-----------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                      14%          13%
=================================================================
1995
   Beginning unit value - Jan. 1      1.018963       .992271
-----------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .005632       .071867
-----------------------------------------------------------------
   Unrealized gain (loss)              .353481       .131757
-----------------------------------------------------------------
   Contract charges                   (.011753)     (.010458)
-----------------------------------------------------------------
   Ending unit value - Dec. 31        1.366323      1.185437
-----------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                      34%           19%
=================================================================
1994
   Beginning unit value - Jan. 1      1.000000      1.000000
-----------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .000000       .000000
-----------------------------------------------------------------
   Unrealized gain (loss)              .022089      (.004613)
-----------------------------------------------------------------
   Contract charges                   (.003126)     (.003116)
-----------------------------------------------------------------
   Ending unit value - Dec. 31        1.018963       .992271
-----------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                   2%(b)           (1)%(b)
=================================================================

  *  An annualized rate of return cannot be determined as:

      (a)Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b)This investment option was not being utilized for the entire year indicated.

**  No other investment options were being utilized.

                                                                                                      SCHEDULE I, CONTINUED
                         NATIONWIDE DC VARIABLE ACCOUNT
                                     TIER I

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                      FidVIPOv     NSATGvtBd     NSATMyMkt     NSATTotRe     NBAMTGro     NBAMTLMat  NBAMTPart
                                      --------     ---------     ---------     ---------     --------     ---------  ---------
1996***
   Beginning unit value - Jan. 1    $1.029809      1.574158      1.209790      1.950853     1.661013      1.093904   1.306186
------------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .025345       .097615       .061618       .130389      .150704       .092066    .053229
------------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .110017      (.043342)      .000000       .293296      .000296      (.045340)   .330901
------------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.010329)     (.014866)     (.011852)     (.020182)    (.016406)     (.010470)  (.013965)
------------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $1.154842      1.613565      1.259556      2.354356     1.795607      1.130160   1.676351
------------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                     12%            3%            4%           21%           8%            3%        28%
====================================================================================================================================
1995
   Beginning unit value - Jan. 1    $ .947883      1.338281      1.155984      1.525590     1.272940       .995462    .966223
------------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .007252       .094912       .065092       .151626      .045057       .055297    .007900
------------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .083925       .154829       .000000       .290215      .357539       .053054    .342968
------------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.009251)     (.013864)     (.011286)     (.016578)    (.014523)     (.009909)  (.010905)
------------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $1.029809      1.574158      1.209790      1.950853     1.661013      1.093904   1.306186
------------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                      9%           18%            5%           28%          30%           10%        35%
====================================================================================================================================
1994
   Beginning unit value - Jan. 1    $1.000000      1.396125      1.123427      1.523742     1.352530      1.000000   1.000000
------------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .000000       .087782       .043407       .077107      .163043       .000000    .000000
------------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            (.049090)     (.132815)      .000000      (.060675)    (.230291)     (.001418)  (.030724)
------------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.003027)     (.012811)     (.010850)     (.014584)    (.012342)     (.003120)  (.003053)
------------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $ .947883      1.338281      1.155984      1.525590     1.272940       .995462    .966223
------------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                 (5)%(b)           (4)%           3%            0%          (6)%           0%(b)     (3)%(b)
====================================================================================================================================

                                          TCIBal        TCIGro
                                          ------        ------
1996***
   Beginning unit value - Jan. 1       1.184177      1.729155
-------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .055995       .193969
-------------------------------------------------------------------
   Unrealized gain (loss)               .087770       .268047
-------------------------------------------------------------------
   Contract charges                    (.011818)     (.016378)
-------------------------------------------------------------------
   Ending unit value - Dec. 31         1.316124      1.638699
-------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                       11%          (5)%
===================================================================
1995
   Beginning unit value - Jan. 1        .986992      1.331537
-------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .028002       .001532
-------------------------------------------------------------------
   Unrealized gain (loss)               .179505       .410981
-------------------------------------------------------------------
   Contract charges                    (.010322)     (.014895)
-------------------------------------------------------------------
   Ending unit value - Dec. 31         1.184177      1.729155
-------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                       20%           30%
===================================================================
1994
   Beginning unit value - Jan. 1             **      1.360119
-------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                    .000146
-------------------------------------------------------------------
   Unrealized gain (loss)                            (.016072)
-------------------------------------------------------------------
   Contract charges                                  (.012656)
-------------------------------------------------------------------
   Ending unit value - Dec. 31                       1.331537
-------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                                    (2)%
===================================================================

  *  An annualized rate of return cannot be determined as:
      (a)Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b)This investment option was not being utilized for the entire year indicated.

 ** This investment option was not utilized or was not available. *** No other investment options were being utilized.


                                                                                                      SCHEDULE I, CONTINUED

                                              NATIONWIDE DC VARIABLE ACCOUNT
                                                         TIER II +

                                            SCHEDULES OF CHANGES IN UNIT VALUE
                                               YEAR ENDED DECEMBER 31, 1996

                                    ACTCGro     ACTCUltra       BdFdAm     DNYVenFd     DeDecInc     DryCsMgt     Dry3dCen
                                    -------     ---------       ------     --------     --------     --------     --------
1996**
   Beginning unit value - Jan. 1   $4.005400    1.835553       2.039710    1.345221     1.910384     1.110383     2.238323
---------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .087812      117552        .153233     .080824      .365329      .059863      .380939
---------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            .510348     .135379       (.017388)    .273991      .024189      .000000      .160966
---------------------------------------------------------------------------------------------------------------------------
   Contract charges                 (.040384)   (.018449)      (.019617)   (.013879)    (.019505)    (.010793)    (.023565)
---------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $4.563176    2.070035       2.155938    1.686157     2.280397     1.159453     2.756663
---------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                       14%         13%             6%         25%          19%           4%          23%
===========================================================================================================================


                                    EvTotRet     FedUSGvt     FidAsMgr   FidCapInc
                                    --------     --------     --------   ---------
1996**
   Beginning unit value - Jan. 1    1.741651    1.115461       1.121926    3.712491
------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .097030     .059931        .098028     .331771
------------------------------------------------------------------------------------
   Unrealized gain (loss)            .126118    (.020303)       .043887     .089599
------------------------------------------------------------------------------------
   Contract charges                 (.017138)   (.010612)      (.011035)   (.037028)
------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      1.947661    1.144477       1.252806    4.096833
------------------------------------------------------------------------------------
   Percentage increase (decrease
     in unit value*                       12%          3%            12%         10%
====================================================================================


                                   FidContr      FidEqInc      FidMgIn      GroFdAm      IncFdAm    InvIndInc      JanFund
                                   --------      --------      -------      -------      -------    ---------      -------
1996**
   Beginning unit value - Jan. 1   $1.705419    4.471070       1.729361    2.366626     1.893327     1.451889     1.353271
---------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .175369     .342436        .281780     .148989      .208253      .155937      .181994
---------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            .196677     .592501       (.081059)    .200075      .078308      .085395      .082203
---------------------------------------------------------------------------------------------------------------------------
   Contract charges                 (.017518)   (.045877)      (.016815)   (.023491)    (.018782)    (.014571)    (.014047)
---------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $2.059947    5.360130       1.913267    2.692199     2.161106     1.678650     1.603421
---------------------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease) in unit value*            21%         20%            11%         14%          14%          16%          18%
===========================================================================================================================

                                     MASFIP     MFSGrOpp     MFSHiInc
                                     ------     --------     --------
1996**
   Beginning unit value - Jan. 1    1.156444    6.114190       4.949752
------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .087567     .796451        .454253
------------------------------------------------------------------------
   Unrealized gain (loss)           (.003065)    .533998        .164177
------------------------------------------------------------------------
   Contract charges                 (.011085)   (.063802)      (.049558)
------------------------------------------------------------------------
   Ending unit value - Dec. 31      1.229861    7.380837       5.518624
------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        6%         21%            11%
========================================================================



                                 MFSGrStk        NWFund      NWGroFd      NWMyMkt     PutInvFd     PutVoyFd     SEI500Ix
                                 --------        ------      -------      -------     --------     --------     --------
1996**
------
   Beginning unit value - Jan. 1   $8.942612   12.191058       2.667201    2.774433    11.305164     2.752130     2.439184
---------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                  2.581161    1.119275        .234885     .137556     1.592747      .194555      .095149
---------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)           (.548045)   1.782011        .208001     .000000      .815074      .156633      .453589
---------------------------------------------------------------------------------------------------------------------------
   Contract charges                 (.094015)   (.126740)      (.026826)   (.026898)    (.117371)    (.028187)    (.025182)
---------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31    $10.881713   14.965604       3.083261    2.885091    13.595614     3.075131     2.962740
---------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                       22%         23%            16%          4%          20%          12%          21%
===========================================================================================================================

                                       SelGroFd     TRIntStk     TemForFd
                                       --------     --------     --------
1996**
------
   Beginning unit value - Jan. 1    8.934609    1.577274       1.518092
------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .806286     .048552        .074298
------------------------------------------------------------------------
   Unrealized gain (loss)           1.073404     .202388        .197443
------------------------------------------------------------------------
   Contract charges                 (.093109)   (.016004)      (.015394)
------------------------------------------------------------------------
   Ending unit value - Dec. 31     10.721190    1.812210       1.774439
------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                       20%         15%           17%
========================================================================

 * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

**   No other investment options were being utilized.

+    See note 2


                                                                                                      SCHEDULE I, CONTINUED


                         NATIONWIDE DC VARIABLE ACCOUNT
                                    TIER III+

                       SCHEDULES OF CHANGES IN UNIT VALUE
                          YEAR ENDED DECEMBER 31, 1996

                                    ACTCGro       ACTCUltra    BdFdAm       DeDecInc     Dry3dCen       EvTotRet      FedUSGvt
                                    -------       ---------    ------       --------     --------       --------      --------
1996**
   Beginning unit value - Jan. 1   $4.005400      1.835553    2.039710      1.910384     2.238323       1.741651      1.115461
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .087823       .117567     .153233       .365368      .380981        .097034       .059933
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            .510320       .135351    (.017390)      .024153      .160920        .125977      (.020307)
-------------------------------------------------------------------------------------------------------------------------------
   Contract charges                 (.039618)     (.018097)   (.019217)     (.019135)    (.023109)      (.016682)     (.010418)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $4.563925      2.070374    2.156336      2.280770     2.757115       1.947980      1.144669
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                       14%           13%          6%           19%          23%            12%            3%
===============================================================================================================================

                                     FidAsMgr      FidCapInc     FidContr
                                     --------      ---------     --------
1996**
   Beginning unit value - Jan. 1     1.121926       3.712491     1.705419
--------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .098038        .331771      .175380
--------------------------------------------------------------------------
   Unrealized gain (loss)             .043881        .089604      .196669
--------------------------------------------------------------------------
   Contract charges                  (.010833)      (.036344)    (.017184)
--------------------------------------------------------------------------
   Ending unit value - Dec. 31       1.253012       4.097522     2.060284
--------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                       12%            10%         21%
==========================================================================

                                      FidEqInc        FidMgIn        GroFdAm       IncFdAm      InvIndInc        JanFund
                                      --------        -------        -------       -------      ---------        -------
1996**
------
   Beginning unit value - Jan. 1     $4.471070       1.729361       2.366626      1.893327       1.451889       1.353271
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .342458        .281781        .149006       .208273        .155950        .182021
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)              .592488       (.081065)       .200051       .078292        .085383        .082179
-------------------------------------------------------------------------------------------------------------------------------
   Contract charges                   (.045008)      (.016497)      (.023043)     (.018432)      (.014297)      (.013787)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31       $5.361008       1.913580       2.692640      2.161460       1.678925       1.603684
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        20%            11%            14%           14%            16%            19%
===============================================================================================================================


                                         MASFIP       MFSGrOpp       MFSHiInc     MFSGrStk
                                         ------       --------       --------     --------
1996**
------
   Beginning unit value - Jan. 1       1.156444       6.114190       4.949752     8.942612
--------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .087571        .796558        .454458     2.581506
--------------------------------------------------------------------------------------------
   Unrealized gain (loss)              (.003061)       .533887        .163904     (.548408)
--------------------------------------------------------------------------------------------
   Contract charges                    (.010892)      (.062589)      (.048562)    (.092214)
--------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31         1.230062       7.382046       5.519552    10.883496
--------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                          6%            21%            12%         22%
============================================================================================


                                        NWFund        NWGroFd        NWMyMkt      PutInvFd       PutVoyFd       SelGroFd
                                        ------        -------        -------      --------       --------       --------
1996**
   Beginning unit value - Jan. 1      $12.191058       2.667201       2.774433     11.305164       2.752130       8.934609
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      1.119420        .234917        .137554      1.592926        .194581        .806315
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)               1.781872        .207974        .000000       .814880        .156599       1.073372
-------------------------------------------------------------------------------------------------------------------------------
   Contract charges                     (.124295)      (.026326)      (.026411)     (.115128)      (.027675)      (.091349)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31        $14.968055       3.083766       2.885576     13.597842       3.075635      10.722947
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                           23%            16%             4%           20%            12%            20%
===============================================================================================================================


                                   TRIntStk       TemForFd
                                   --------       --------
1996**
   Beginning unit value - Jan. 1     1.577274       1.518092
--------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .048559        .074300
--------------------------------------------------------------------------
   Unrealized gain (loss)             .202389        .197449
--------------------------------------------------------------------------
   Contract charges                  (.015715)      (.015111)
--------------------------------------------------------------------------
   Ending unit value - Dec. 31       1.812507       1.774730
--------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        15%            17%
==========================================================================

* An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

**   No other investment options were being utilized.

+    See note 2


                                                                                                      SCHEDULE I, CONTINUED

                                              NATIONWIDE DC VARIABLE ACCOUNT
                                                         TIER IV+

                                            SCHEDULES OF CHANGES IN UNIT VALUE
                                               YEAR ENDED DECEMBER 31, 1996

                                      ACTCGro       ACTCSel       ACTCUltra      BdFdAm      Dry3dCen     EvTotRet     FedUSGvt
                                      -------       -------       ---------      ------      --------     --------     --------
1996**
   Beginning unit value - Jan. 1     $4.005400      1.331631       1.835553      2.039710    2.238323    1.741651      1.115461
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .087834        .148399        .117582       .153234     .381022     .097037       .059933
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .510292        .106166        .135328      (.017388)    .160874     .126116      (.020305)
-------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.038853)      (.013091)      (.017750)     (.018822)   (.022652)   (.016505)     (.010228)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $4.564673       1.573105       2.070713      2.156734    2.757567    1.948229      1.144861
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        14%            18%            13%            6%         23%         12%            3%
================================================================================================================================

                                      FidAsMgr      FidCapInc     FidContr
                                      --------      ---------     --------
1996**
   Beginning unit value - Jan. 1     1.121926       3.712491     1.705419
-------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .098047        .331772      .175391
-------------------------------------------------------------------------------
   Unrealized gain (loss)             .043870        .089608      .196662
-------------------------------------------------------------------------------
   Contract charges                  (.010626)      (.035661)    (.016851)
-------------------------------------------------------------------------------
   Ending unit value - Dec. 31       1.253217       4.098210     2.060621
-------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        12%            10%          21%
===============================================================================

                                       FidEqInc        FidMgIn        GroFdAm       IncFdAm    InvIndInc     JanFund      MASFIP
                                       --------        -------        -------       -------    ---------     -------      ------
1996**
   Beginning unit value - Jan. 1      $4.471070       1.729361       2.366626      1.893327     1.451889    1.353271    1.156444
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .342479        .281783        .149022       .208293      .155964     .182048     .087575
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)               .592476       (.081063)       .200043       .078277      .085372     .082155    (.003066)
-------------------------------------------------------------------------------------------------------------------------------
   Contract charges                    (.044139)      (.016187)      (.022610)     (.018083)    (.014025)   (.013527)   (.010689)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31        $5.361886       1.913894       2.693081      2.161814     1.679200    1.603947    1.230264
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                          20%            11%            14%           14%          16%         19%          6%
================================================================================================================================

                                       MFSGrOpp       MFSHiInc
                                       --------       --------
1996**
   Beginning unit value - Jan. 1      6.114190       4.949752
-------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .796664        .454255
-------------------------------------------------------------------------------
   Unrealized gain (loss)              .533781        .164183
-------------------------------------------------------------------------------
   Contract charges                   (.061380)      (.047711)
-------------------------------------------------------------------------------
   Ending unit value - Dec. 31        7.383255       5.520479
-------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                         21%            12%
===============================================================================



                                        MFSGrStk         NWFund        NWGroFd       NWMyMkt       PutInvFd       PutVoyFd
                                        --------         ------        -------       -------       --------       --------
1996**
   Beginning unit value - Jan. 1      $8.942612     12.191058       2.667201      2.774433      11.305164       2.752130
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     2.581851       1.119564        .234950       .137553       1.593104        .194606
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)              (.548770)      1.781730        .207948       .000000        .814688        .156571
-------------------------------------------------------------------------------------------------------------------------------
   Contract charges                    (.090414)      (.121847)      (.025829)     (.025926)      (.112887)      (.027167)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31        10.885279      14.970505       3.084270     $2.886060      13.600069       3.076140
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                          22%            23%            16%            4%            20%            12%
================================================================================================================================

                                       SelGroFd       TRIntStk     TemForFd
                                       --------       --------     --------
1996**
   Beginning unit value - Jan. 1     8.934609       1.577274       1.518092
-------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .806343        .048567        .074301
-------------------------------------------------------------------------------
   Unrealized gain (loss)            1.073337        .202387        .197454
-------------------------------------------------------------------------------
   Contract charges                  (.089586)      (.015425)      (.014827)
-------------------------------------------------------------------------------
   Ending unit value - Dec. 31      10.724703       1.812803       1.775020
-------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        20%            15%            17%
===============================================================================

* An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

**   No other investment options were being utilized.

+    See note 2


                                                                                                               SCHEDULE 1, CONTINUED
                                              NATIONWIDE DC VARIABLE ACCOUNT
                                                          TIER V+

                                            SCHEDULES OF CHANGES IN UNIT VALUE
                                               YEAR ENDED DECEMBER 31, 1996

                                      AIMCon          ACTCGro        ACTCUltra          BdFdAm        Dry3dCen        EvTotRet
                                      ------          -------        ---------          ------        --------        --------
1996**
------
   Beginning unit value - Jan. 1    $1.776138         4.005400        1.835553        2.039710        2.238323        1.741651
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .068263          .087885         .117650         .153258         .381239         .097058
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .229451          .510308         .135286        (.017382)        .160736         .126151
-------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.016414)        (.036192)       (.016538)       (.017530)       (.021084)       (.015395)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $2.057438         4.567401        2.071951        2.158056        2.759214        1.949465
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        16%              14%             13%              6%             23%             12%
===============================================================================================================================

                                     FidCapInc        FidContr        FidEqInc
                                     ---------        --------        --------
1996**
------
   Beginning unit value - Jan. 1     3.712491        1.705419        4.471070
-------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .331796         .175441         .342592
-------------------------------------------------------------------------------
   Unrealized gain (loss)             .089631         .196694         .592574
-------------------------------------------------------------------------------
   Contract charges                  (.033264)       (.015701)       (.041146)
-------------------------------------------------------------------------------
   Ending unit value - Dec. 31       4.100654        2.061853        5.365090
-------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        10%             21%            20%
===============================================================================


                                   FidGrInc          FidMgIn        MFSGrOpp        MFSHiInc        MFSGrStk          NWBdFd
1996**
   Beginning unit value - Jan. 1    $1.683805        1.729361        6.114190        4.949752        8.942612        1.991196
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .098999         .281791         .797129         .454312        2.583355         .127782
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .236438        (.081008)        .533537         .164197        (.550009)       (.098900)
-------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.015451)       (.015106)       (.057186)       (.044490)       (.084173)       (.016570)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $2.003791        1.915038        7.387670        5.523771       10.891785        2.003508
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        19%             11%             21%             12%             22%              1%
===============================================================================================================================


                                         NWFund         NWGroFd
1996**
   Beginning unit value - Jan. 1       12.191058        2.667201
-------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                       1.120138         .235077
-------------------------------------------------------------------------------
   Unrealized gain (loss)                1.781742         .207926
-------------------------------------------------------------------------------
   Contract charges                      (.113490)       (.024090)
-------------------------------------------------------------------------------
   Ending unit value - Dec. 31          14.979448        3.086114
-------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                            23%             16%
===============================================================================



                                     NWMyMkt        NBGuardTM        PutInvFd        PutVoyFd        SEI500Ix        SelGroFd
                                     -------        ---------        --------        --------        --------        --------
1996**
   Beginning unit value - Jan. 1    $2.774433        1.169665       11.305164        2.752130        2.439184        8.934609
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .137564          .076520        1.594014         .194720         .095184         .806773
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .000000          .131365         .814112         .156454         .453672        1.073177
-------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.024215)        (.010475)       (.105096)       (.025324)       (.022559)       (.083445)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $2.887782         1.367075       13.608194        3.077980        2.965481       10.731114
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                    4%              17%             20%             12%             22%             20%
===============================================================================================================================


                                        TRIntStk        TemForFd
                                        --------        --------
1996**
   Beginning unit value - Jan. 1        1.577274        1.518092
-------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                        .048595         .074334
-------------------------------------------------------------------------------
   Unrealized gain (loss)                 .202414         .197488
-------------------------------------------------------------------------------
   Contract charges                      (.014395)       (.013832)
-------------------------------------------------------------------------------
   Ending unit value - Dec. 31           1.813888         1.776082
-------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                       15%             17%
===============================================================================

* An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

**   No other investment options were being utilized

+    See note 2
     See note 3


                          Independent Auditors' Report
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide DC Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide DC Variable Account as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide DC Variable Account as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997


NATIONWIDE LIFE INSURANCE COMPANY                                                    Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220                      U.S. Postage
                                                                                      PAID
                                                                                  Columbus, Ohio
                                                                                  Permit No. 521


















Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company